PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
The following table summarizes property and equipment, net of accumulated depreciation and amortization as of December 31,

	2022	2021
Land	$11,472	$—
Buildings and improvements	36,257	3,240
Leasehold improvements	14,226	7,097
Equipment	5,416	4,367
Furniture and fixtures	2,560	312
Technology development	15,824	12,879
Vehicles	7,718	1,525
Total property and equipment	93,473	29,420
Less: accumulated depreciation and amortization	17,395	8,003
Total	$76,078	$21,417
Depreciation and amortization expense was $23,011 in 2022 and $6,007 in 2021.
Total technology development and software costs incurred were $10,355 and $2,707 for the year ended December 31, 2022 and 2021, respectively. Of the total development and software costs incurred, approximately $7,003 and $1,266, was capitalized in the year ended December 31, 2022 and 2021, respectively. Approximately $4,711 and $1,441, were recorded as amortization expense related to capitalized technology development costs in the years ended December 31, 2022 and 2021, respectively.